Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2024	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Cash Flows
Transaction costs	$ 17,756	$ 17,756
Cash and cash equivalents			$ 1,370,418	$ 1,701,487
Restricted cash - current			541,705	551,387
Restricted cash - non-current			28,312	11,147
Total cash, cash equivalents and restricted cash			$ 1,940,435	$ 2,264,021	$ 2,946,432	$ 1,969,503